Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted weighted average shares outstanding, Ordinary shares subject to possible redemption	4,424,355	7,500,000	5,962,177	7,500,000	7,500,000	1,191,781
Basic and diluted net income (loss) per share, Ordinary shares subject to possible redemption	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares.	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000	1,875,000
Basic and diluted net income (loss) per share, Non-redeemable ordinary shares	$ (0.03)	$ (0.19)	$ 0.38	$ 1.31	$ 1.62	$ (5.63)